Condensed Statement of Operations - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2015	Dec. 31, 2014
Revenue
Net revenue	$ 0	$ 0	$ 0	$ 439
Expenses
General and administrative	101	64,143	386,584	53,565
Sales and marketing	0	135,086	(162,842)	1,006,102
Officer and director compensation	54,800	7,214,200	72,889,877	23,295,167
Professional fees	93,000	1,218,449	2,038,048	729,411
Total operating expenses	147,901	8,631,878	75,151,667	25,084,245
Gain (loss) from operations	(147,901)	(8,631,878)	(75,151,667)	(25,083,806)
Interest Expense	0	(111,019)	(111,019)	(13,462)
Net loss	$ (147,901)	$ (8,742,897)	$ (75,262,686)	$ (25,097,268)
Net loss per share - basic and diluted	$ 0.00	$ (.04)	$ (.27)	$ (.14)
Weighted average shares outstanding	48,500,000	222,421,326	275,532,037	185,663,218